Income taxes - Schedule of detailed information about income tax expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Current tax expense	$ 0	$ 0	$ 0
Deferred tax expense	187,742	160,838	155,360
Total	$ 187,742	$ 160,838	$ 155,360